Allianz Life Insurance Company of North America

Stewart Gregg
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone:  763-765-2913
Stewart.gregg@allianzlife.com
www.allianzlife.com

December 20, 2016
Re:    Allianz Life Insurance Company of North America
File No. 333-210666
Dear Sir/Madam:
Enclosed for filing please find Post-Effective Amendment No. 1 to the above referenced Registration Statement on Form S-1. The primary purpose of this filing is to add disclosure related to an additional crediting method, the Index Precision Strategy, to be offered with the contract.
Any additional required prospectus disclosure, exhibits, final executive compensation disclosure, and updated financial information, to include financial statements as of December 31, 2016, will be provided by an additional post-effective amendment.
For the convenience of the staff in reviewing the Registration Statement, a redline copy of the Registration Statement amendment is being sent via email to the Office of Insurance Products of the Division of Investment Management.
Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years.
Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the address and phone number listed above.
Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416. Telephone: (763)765-2913.
Sincerely,
Allianz Life Insurance Company of North America

By: /s/ Stewart D. Gregg
            Stewart D. Gregg